Income Taxes Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Federal deferred income tax assets:
Unearned premiums reserve	$ 552.5	$ 498.2
Non-deductible accruals	238.2	181.8
Loss and loss adjustment expense reserves	170.0	153.3
Operating lease liabilities	37.4	42.3
Investment basis difference	18.6	27.4
Hedges on forecasted transactions	4.1	4.4
Other	25.8	15.3
Federal deferred income tax liabilities:
Net holding period gains on equity securities	(620.5)	(472.2)
Deferred acquisition costs	(259.8)	(221.9)
Net unrealized gains on fixed-maturity securities	(253.4)	(96.5)
Property and equipment	(105.6)	(108.6)
Loss and loss adjustment expense reserve transition adjustment	(39.3)	(47.2)
Operating lease assets	(37.4)	(42.3)
Intangible assets	(27.6)	(38.9)
Prepaid expenses	(5.5)	(4.8)
Other	(7.5)	(8.3)
Deferred Tax Liability, Federal Tax	(310.0)	(118.0)
Deferred Tax Assets, State Taxes	11.9	15.2
Deferred Tax Liabilities, State Taxes	(4.0)	(1.2)
Deferred Tax Liabilities, Net	$ (302.1)	$ (104.0)